Reconciliation for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	¥ 379,648	¥ 285,214
Actual return on plan assets:
Foreign currency translation	(35,093)	(2,255)
Balance at end of year	395,565	379,648
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	15,478	7,088
Actual return on plan assets:
Relating to assets still held at the reporting date	1,788	207
Relating to assets sold during the period	235	147
Purchases, sales and settlements, net	14,265	6,655
Transfers in and/or out of Level 3	(1,841)	1,687
Foreign currency translation	(1,531)	(306)
Balance at end of year	28,394	15,478
Level 3 | Pooled Funds | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	5,366	3,514
Actual return on plan assets:
Relating to assets still held at the reporting date	634	(233)
Purchases, sales and settlements, net	6,165	94
Transfers in and/or out of Level 3	6	1,996
Foreign currency translation	(473)	(5)
Balance at end of year	11,698	5,366
Level 3 | Pooled Funds | Private equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	5,228
Actual return on plan assets:
Relating to assets still held at the reporting date	913	233
Purchases, sales and settlements, net	4,690	5,114
Transfers in and/or out of Level 3	(2,425)
Foreign currency translation	(454)	(119)
Balance at end of year	7,952	5,228
Level 3 | Pooled Funds | Hedge funds
Actual return on plan assets:
Relating to assets still held at the reporting date	225
Purchases, sales and settlements, net	7,143
Foreign currency translation	(220)
Balance at end of year	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Actual return on plan assets:
Relating to assets still held at the reporting date		10
Purchases, sales and settlements, net		14
Transfers in and/or out of Level 3		2
Foreign currency translation		1
Balance at end of year		27
Level 3 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	208	8
Actual return on plan assets:
Relating to assets still held at the reporting date		8
Relating to assets sold during the period	(3)	(1)
Purchases, sales and settlements, net	(190)	193
Transfers in and/or out of Level 3	1
Foreign currency translation	(16)
Balance at end of year		208
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	278	586
Actual return on plan assets:
Relating to assets still held at the reporting date		32
Relating to assets sold during the period	(34)	52
Purchases, sales and settlements, net	(175)	(136)
Transfers in and/or out of Level 3	1	(225)
Foreign currency translation	(23)	(31)
Balance at end of year	47	278
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	3,966	2,979
Actual return on plan assets:
Relating to assets still held at the reporting date	7	152
Relating to assets sold during the period	268	93
Purchases, sales and settlements, net	(3,840)	982
Transfers in and/or out of Level 3	14	(86)
Foreign currency translation	(315)	(154)
Balance at end of year	100	3,966
Level 3 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	27
Actual return on plan assets:
Relating to assets sold during the period	(2)
Purchases, sales and settlements, net	737
Transfers in and/or out of Level 3	586
Foreign currency translation	6
Balance at end of year	1,354
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	(1)	1
Actual return on plan assets:
Relating to assets sold during the period	1	3
Purchases, sales and settlements, net	2	(5)
Foreign currency translation	(1)
Balance at end of year	1	(1)
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	406
Actual return on plan assets:
Relating to assets still held at the reporting date	9	5
Relating to assets sold during the period	5
Purchases, sales and settlements, net	(267)	399
Transfers in and/or out of Level 3	(24)
Foreign currency translation	(35)	2
Balance at end of year	94	406
Pooled Funds | Real Estate
Actual return on plan assets:
Balance at end of year	11,698	5,366
Pooled Funds | Private equity funds
Actual return on plan assets:
Balance at end of year	7,952	5,228
Pooled Funds | Hedge funds
Actual return on plan assets:
Balance at end of year	7,148
Pooled Funds | Commingled and Other Mutual Funds
Actual return on plan assets:
Balance at end of year		104,387
Commingled and Other Mutual Funds
Actual return on plan assets:
Balance at end of year	¥ 119,933